CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 23,897	$ 2,858	$ 8,545	$ (3,762)	$ (11,899)
Adjustments to reconcile net income to net cash from operating activities
Provision for loan losses	2,100	4,850	7,350	13,800	20,500
Depreciation	1,416	1,477	1,964	2,021	2,122
Net amortization of investment premium and discount	1,415	1,513	2,092	1,137	1,300
Writedowns of Other Real Estate Owned	1,539	1,291	1,426	3,733	3,729
Net increase (decrease) in interest payable and other liabilities	2,140	1,542	1,057	1,457	(1,375)
Net (increase) decrease in interest receivable and other assets	(739)	1,294	2,323	4,130	12,564
Equity based compensation expense	209	132	185	150	93
Net gain on sale/settlement of securities	(306)	(1,239)	(1,280)	(1,084)	(3,260)
Net gain on life insurance claims			0	(385)	0
Increase in cash surrender value of life insurance	(1,032)	(1,078)	(1,458)	(1,583)	(1,944)
Deferred income tax benefit	(18,795)	0	(5,000)	(497)	3,183
Net cash provided by operating activities	11,844	12,640	17,204	19,117	25,013
Cash Flows from Investing Activities
Proceeds from maturities and redemptions of investment securities held to maturity	18,214	12,423	13,576	11,721	14,070
Proceeds from maturities and redemptions of investment securities available for sale	65,077	229,516	289,772	138,264	69,302
Proceeds from sales of investment securities held to maturity			0	0	150
Proceeds from sales of investment securities available for sale	56,433	32,824	53,034	10,365	162,252
Net decrease in loans	10,840	15,814	29,978	48,097	60,079
Proceeds from sales of other real estate owned	6,345	8,813	12,024	10,428	6,653
Proceeds from sales of other assets	245	99	166	210	1,300
Purchase of investment securities held to maturity	(11,309)	(5,089)	(16,989)	(23,281)	(1,582)
Purchase of bank owned life insurance			0	(62)	(1,222)
Proceeds from surrender of bank owned life insurance			0	3,654	455
Proceeds from bank owned life insurance claims			0	3,026	0
Purchase of investment securities available for sale	(145,382)	(286,957)	(383,516)	(204,847)	(206,108)
Purchase of bank premises and equipment	(1,358)	(339)	(500)	(968)	(318)
Net cash provided by (used for) investing activities	(895)	7,104	(2,455)	(3,393)	105,031
Cash Flows from Financing Activities
Net increase (decrease) in deposits	5,313	(1,900)	26,520	(9,583)	102
Proceeds from issuance of long term debt			0	0	135
Repayment of long term debt	(135)	0
Repayment of Federal Home Loan Bank borrowings	(95,000)	0	0	(6,500)	(115,000)
Repayment of repurchase agreements	0	(5,000)	(5,000)	(10,000)	0
Proceeds from issuance of common stock	1,800	56	243	54	1,273
Dividends paid			0	0	0
Net cash used for financing activities	(88,022)	(6,844)	21,763	(26,029)	(113,490)
Net Increase (Decrease) in Cash and Cash Equivalents	(77,073)	12,900	36,512	(10,305)	16,554
Cash and Cash Equivalents at Beginning of Period	112,507	75,995	75,995	86,300	69,746
Cash and Cash Equivalents at End of Period	35,434	88,895	112,507	75,995	86,300
Supplemental Cash Flow Information
Cash paid for interest	5,055	7,793	10,010	14,838	20,135
Cash paid (refunded) for federal income taxes	0	69	69	0	(7,385)
Supplemental Schedule of Non Cash Investing Activities
Transfer of loans to other real estate owned	4,078	6,741	10,702	11,001	12,185
Transfer of loans to other assets	$ 124	$ 145	$ 145	$ 94	$ 446